Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjusted net income		R$ 83,366	R$ 97,507	R$ 56,881
Net income		24,268	23,582	26,156
Adjustments to net income:		59,098	73,925	30,725
Granted options recognized and share-based payment - variable compensation		81	69	180
Effects of changes in exchange rates on cash and cash equivalents		687	17,941	(9,681)
Expenses for allowance for loan and lease losses		20,746	24,379	24,517
Interest and foreign exchange expense from operations with subordinated debt		4,714	942	15,409
Change in reserves for insurance and private pension		22,177	19,490	16,460
Revenue from capitalization plans		(553)	(615)	(587)
Depreciation and amortization		3,169	3,233	2,828
Interest expense from provision for contingent and legal liabilities		12,276	1,610	1,479
Provision for contingent and legal liabilities		685	4,246	3,948
Interest income related to escrow deposits		(344)	(383)	(285)
Deferred taxes (excluding hedge tax effects)		5,101	4,172	(1,869)
Share of profit or (loss) in associates and joint ventures		(548)	(528)	(620)
(Gain) loss on available-for-sale securities		80	851	2,812
Interest and foreign exchange income related to available-for-sale financial assets		(8,946)	(1,719)	(16,941)
Interest and foreign exchange income related to held-to-maturity financial assets		316	(185)	(6,821)
(Gain) loss on sale of assets held for sale		408	124	36
(Gain) loss on sale of investments		(218)	(69)	43
(Gain) loss on sale of fixed assets		(93)	(14)	11
Other		(640)	381	(194)
Change in assets and liabilities	[1]	(74,724)	(67,196)	(91,340)
(Increase) decrease in assets		(98,134)	(30,405)	(149,459)
Interbank deposits		(4,040)	521	3,308
Securities purchased under agreements to resell		5,444	2,675	(88,250)
Compulsory deposits with the Central Bank of Brazil		(13,167)	(20,390)	(2,762)
Financial assets held for trading		(65,435)	(34,950)	(31,056)
Derivatives (assets / liabilities)		4,540	(4,047)	3,008
Financial assets designated at fair value through profit or loss		(555)	(655)	435
Loan operations		(11,786)	23,416	(28,103)
Other financial assets		3,352	881	2,476
Other tax assets		(2,545)	5,262	(15,037)
Other assets		(13,942)	(3,118)	6,522
(Decrease) increase in liabilities		23,410	(36,791)	58,119
Deposits		64,200	(18,136)	(16,696)
Deposits received under securities repurchase agreements		(36,623)	8,534	47,833
Financial liabilities held for trading		(54)	206	(434)
Funds from interbank markets		(7,428)	(27,017)	33,199
Other financial liabilities		3,009	1,915	(5,222)
Technical reserve for insurance and private pension		4,979	5,141	3,067
Liabilities for capitalization plans		707	718	621
Provisions		(2,761)	(2,993)	(2,005)
Tax liabilities		5,811	6,359	6,931
Other liabilities		(3,912)	(5,095)	(2,693)
Payment of income tax and social contribution		(4,518)	(6,423)	(6,482)
Net cash from (used in) operating activities		8,642	30,311	(34,459)
Interest on capital / dividends received from investments in associates and joint ventures		427	287	243
Cash received on sale of available-for-sale financial assets		18,707	18,760	12,214
Cash received from redemption of held-to-maturity financial assets		4,025	3,473	3,160
Cash upon sale of assets held for sale		201	336	123
Cash upon sale of investments in associates and joint ventures		223	69	(43)
Cash upon sale of fixed assets		204	109	104
Cash upon sale of intangible assets		26	10	69
Purchase of available-for-sale financial assets		(22,634)	(9,959)	(9,516)
Purchase of held-to-maturity financial assets		(406)	(1,363)	(4,090)
Purchase of investments in associates and joint ventures		(772)	(381)
Purchase of fixed assets		(943)	(991)	(1,466)
(Cash upon sale) Purchase of intangible assets		(2,651)	(1,076)	(1,158)
Net cash from (used in) investing activities		(3,838)	14,429	(361)
Funding from institutional markets		8,439	4,864	6,667
Redemptions in institutional markets		(13,573)	(18,198)	(5,242)
(Acquisition) / Disposal of interest of non-controlling stockholders		914	(1,013)	276
Granting of stock options - exercised options		1,114	731	344
Purchase of treasury shares		(3,089)	(947)	(3,324)
Dividends and interest on capital paid to non-controlling interests		(345)	(93)	(242)
Dividends and interest on capital paid		(10,382)	(7,673)	(7,008)
Net cash from (used in) financing activities		(16,922)	(22,329)	(8,529)
Net increase (decrease) in cash and cash equivalents		(12,118)	22,411	(43,350)
Cash and cash equivalents at the beginning of the period		96,119	91,649	125,318
Effects of changes in exchange rates on cash and cash equivalents		(687)	(17,941)	9,681
Cash and cash equivalents at the end of the period		83,314	96,119	91,649
Additional information on cash flow
Interest received		139,895	168,708	136,277
Interest paid		71,456	79,227	58,436
Non-cashtransactions
Loans transferred to assets held for sale		0	0	0
Dividends and interest on capital declared and not yet paid		1,876	2,869	R$ 2,458
Citibank [Member]
Cash and cash equivalents, net assets and liabilities from acquisition		R$ (245)
Corp Banca [Member]
Cash and cash equivalents, net assets and liabilities from acquisition			5,869
Recovery acquisition [Member]
Cash and cash equivalents, net assets and liabilities from acquisition			R$ (714)

[1]	Includes the amounts of interest received and paid as shown above.